Retirement Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Total employer matching contributions to the plans	$ 330	$ 96